CONSOLIDATED BALANCE SHEETS $ in Thousands, ₩ in Millions	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)
Current assets:
Cash and cash equivalents	₩ 24,909	$ 21,303	₩ 28,382
Short-term financial instruments	11,500	9,835	14,500
Accounts receivable, net (including related party balances of 1,325 and 1,224, respectively)	5,289	4,523	5,159
Prepaid expenses	982	840	954
Other current assets (including related party balances of 40 and 37, respectively)	996	852	1,697
Total current assets	43,676	37,353	50,692
Property and equipment, net	882	754	1,213
Leasehold and other deposits	954	816	937
Capitalized software development cost			8,553
Other intangible assets	132	113	210
Goodwill			1,210
Other non-currentassets	85	74	281
Total assets	45,729	39,110	63,096
Current liabilities:
Accounts payable (including related party balances of 99 and 6, respectively)	2,971	2,541	2,713
Deferred revenue (including related party balances of 298 and nil, respectively)	4,997	4,274	5,727
Accrued expense (including related party balances of 15 and 7, respectively)	511	437	787
Other current liabilities	325	278	424
Total current liabilities	8,804	7,530	9,651
Long-term deferred revenue (including related party balances of 4,699 and 4,699, respectively)	6,600	5,645	5,268
Accrued severance benefits	123	105	103
Other non-current liabilities	210	180	226
Total liabilities	₩ 15,737	$ 13,460	₩ 15,248
Commitments and contingencies (See Note 11)
Parent Company Shareholders' equity:
Preferred shares, 500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2014 and 2015
Common shares, 500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2014 and 2015	₩ 3,474	$ 2,971	₩ 3,474
Additional paid-incapital	75,076	64,208	75,076
Accumulated deficit	(48,761)	(41,702)	(31,796)
Accumulated other comprehensive income	694	594	1,521
Total parent company shareholders' equity	30,483	26,071	48,275
Non-controlling interest	(491)	(421)	(427)
Total equity	29,992	25,650	47,848
Total liabilities and equity	₩ 45,729	$ 39,110	₩ 63,096